Consolidated Statements of Cash Flows - as of December 31, 2010 (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (478,199)	$ (1,130,491)	$ (2,496,892)	$ (1,473,225)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(17,323)	(42,223)	(112,507)
Depreciation and amortization	79,890	114,860	197,112	220,887
Bad debt expense				66,587
Loss on conversion of debt			66,157
Loss on disposal of assets		21,779	21,779	12,180
Loss on acquisition of noncontrolling interest			55,849
Stock issued in lieu of cash compensation			183,159	68,500
In-kind contribution of services			347,846
Interest accrued on loans payable	42,129	38,625	91,755	46,625
Changes in operating assets and liabilities:
Accounts receivable, net	(179,434)	2,168	(47,263)	(68,846)
Inventory	14,496	(21,269)	(42,189)
Prepaid expenses		5,000	5,000	(5,000)
Supplier advances		1,657	29,576	8,314
Bank overdraft	16,003	5,892	(5,207)	(3,629)
Accounts payable and accrued expenses	45,377	26,711	104,917	(126)
Accrued payroll and related liabilities	150,494	77,777	540,290	343,728
Net cash used in operating activities	(187,530)	(561,668)	(1,060,618)	(784,005)
Cash flows from investing activities:
Capital expenditures		(5,791)	(6,760)	(2,795)
Capitalized reasearch and development costs				(55,639)
Payments of escrow deposits		(145,000)	(145,000)	(100,000)
Proceeds received for reimbusement of escrow deposits		220,000	220,000
Cash received in reverse merger		6	6
Net cash from (used in) investing activities		69,215	68,246	(158,434)
Cash flows from financing activities:
Proceeds from issuance of common stock	103,000	123,000	656,125	524,977
Stock issuance costs			(23,000)
Proceeds from loans payable		321,425	376,931	125,000
Proceeds from loans payable - related party	130,419	158,785	264,823	435,197
Repayments of loans payable - related party	(46,575)	(109,410)	(281,995)	(141,997)
Net cash from financing activities	186,844	493,800	992,884	943,177
Net increase in cash			512	738
Cash at beginning of year	1,278	766	766	28
Cash at end of year			1,278	766
Supplemental disclosure of cash flow information:
Cash paid for interest	2,254	6,752	16,795	3,402
Cash paid for taxes
Issuance of 13,584,383 shares of common stock in conversion of loans payable			157,093
Issuance of 8,500,000 and 13,000,000 shares of common stock in conversion of loans payable - related party, resepctively			85,000	130,000
Reduction of 95,848,349 shares of common stock in stock exchange		(1,387,429)	1,387,429
Recognition of noncontrolling interest at date of stock exchange		$ (171,656)	$ 171,656